Credit Facilities (Details) - USD ($)		12 Months Ended
	Sep. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 04, 2026
Credit Facilities
Interest paid		$ 8,773,000	$ 1,987,000
Credit Facilities
Credit Facilities
Balance - beginning		608,000	19,712,000
Drawdown		181,000,000
Repayment		11,000,000	19,000,000
Accrued Interest		5,070,000	1,039,000
Interest paid		5,075,000	1,323,000
Accretion of discount		48,000	180,000
Fees reclassified to deferred financing costs		349,000
Balance - ending		171,000,000	608,000
Less: Current portion		30,000,000
Non-current portion		141,000,000
Deferred financing costs capitalized		1,500,000
Commitment and other fees capitalized		1,200,000
Prior period unamortized costs capitalized		300,000
Amortization of the deferred financing costs		$ 300,000	$ 0
Credit Facilities | Minimum
Credit Facilities
Basis spread rate (in percent)	2.25%
Credit Facilities | Maximum
Credit Facilities
Basis spread rate (in percent)	3.50%
Revolving credit facility
Credit Facilities
Notional amount	$ 100,000,000
Accordion feature	$ 25,000,000
Revolving credit facility | Amended credit facility
Credit Facilities
Notional amount				$ 200,000,000
Accordion feature				$ 25,000,000
Revolving credit facility | Minimum
Credit Facilities
Standby fee (in percent)	0.5063%
Revolving credit facility | Maximum
Credit Facilities
Standby fee (in percent)	0.7875%
Term loan facility
Credit Facilities
Notional amount	$ 80,000,000
Quarterly instalment	7,500,000
Final bullet payment	$ 20,000,000